Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
MUTUAL FUNDS† - 25.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	82,716	$823,850
Guggenheim Strategy Fund II1	33,051	820,652
Total Mutual Funds
(Cost $1,642,728)		1,644,502

	Face Amount
U.S. TREASURY BILLS†† - 2.9%
U.S. Treasury Bills
1.93% due 10/29/19[2,3]	$187,000	186,728
Total U.S. Treasury Bills
(Cost $186,714)		186,728

REPURCHASE AGREEMENTS††,4 - 68.2%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	2,728,722	2,728,722
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	877,466	877,466
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	789,719	789,719
Total Repurchase Agreements
(Cost $4,395,907)		4,395,907
Total Investments - 96.6%
(Cost $6,225,349)		$6,227,137
Other Assets & Liabilities, net - 3.4%		216,236
Total Net Assets - 100.0%		$6,443,373

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	64	Oct 2019	$6,462,000	$(143,079)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,644,502	$—	$—	$1,644,502
U.S. Treasury Bills	—	186,728	—	186,728
Repurchase Agreements	—	4,395,907	—	4,395,907
Total Assets	$1,644,502	$4,582,635	$—	$6,227,137

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$143,079	$—	$—	$143,079

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$820,321	$–	$–	$–	$331	$820,652	33,051	$16,995
Guggenheim Ultra Short Duration Fund — Institutional Class	823,850	–	–	–	–	823,850	82,716	16,503
	$1,644,171	$–	$–	$–	$331	$1,644,502		$33,498

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
MUTUAL FUNDS† - 67.1%
Guggenheim Strategy Fund III[1]	474,705	$11,782,189
Guggenheim Strategy Fund II1	384,071	9,536,474
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	320,539	3,192,568
Total Mutual Funds
(Cost $24,633,629)		24,511,231

	Face Amount
U.S. TREASURY BILLS†† - 10.5%
U.S. Treasury Bills
1.93% due 10/29/19[2,3]	$3,852,000	3,846,405
Total U.S. Treasury Bills
(Cost $3,846,113)		3,846,405

REPURCHASE AGREEMENTS††,4 - 21.8%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	4,930,582	4,930,582
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	1,585,511	1,585,511
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	1,426,959	1,426,959
Total Repurchase Agreements
(Cost $7,943,052)		7,943,052
Total Investments - 99.4%
(Cost $36,422,794)		$36,300,688
Other Assets & Liabilities, net - 0.6%		206,500
Total Net Assets - 100.0%		$36,507,188

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	181	Dec 2019	$3,357,550	$32,107
Nikkei 225 (OSE) Index Futures Contracts	6	Dec 2019	1,212,631	30,699
CBOE Volatility Index Futures Contracts	40	Mar 2020	769,200	24,699
Amsterdam Index Futures Contracts	20	Oct 2019	2,531,182	17,718
MSCI Taiwan Stock Index Futures Contracts	27	Oct 2019	1,096,470	9,039
CAC 40 10 Euro Index Futures Contracts	21	Oct 2019	1,298,305	4,520
CBOE Volatility Index Futures Contracts	21	Oct 2019	365,400	3,202
SPI 200 Index Futures Contracts	20	Dec 2019	2,255,974	2,357
Euro STOXX 50 Index Futures Contracts	19	Dec 2019	736,012	2,123
DAX Index Futures Contracts	1	Dec 2019	338,298	666
FTSE 100 Index Futures Contracts	3	Dec 2019	272,001	394
FTSE MIB Index Futures Contracts††	2	Dec 2019	240,624	387
Tokyo Stock Price Index Futures Contracts	1	Dec 2019	147,995	223
NASDAQ-100 Index Mini Futures Contracts	2	Dec 2019	310,710	(76)
MSCI EAFE Index Mini Futures Contracts	2	Dec 2019	189,800	(718)
OMX Stockholm 30 Index Futures Contracts	11	Oct 2019	183,897	(2,167)
S&P/TSX 60 IX Index Futures Contracts	8	Dec 2019	1,204,304	(2,324)
HSCEI Index Futures Contracts††	7	Oct 2019	455,068	(7,920)
S&P 500 Index Mini Futures Contracts	8	Dec 2019	1,191,100	(10,479)
Dow Jones Industrial Average Index Mini Futures Contracts	8	Dec 2019	1,075,640	(10,734)
			$19,232,161	$93,716

Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	15	Dec 2019	$375,450	$(2,891)
Japanese Yen Futures Contracts	7	Dec 2019	813,356	(5,230)
British Pound Futures Contracts	17	Dec 2019	1,310,275	(8,079)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased† (continued)
Canadian Dollar Futures Contracts	76	Dec 2019	$5,742,940	$(31,435)
			$8,242,021	$(47,635)

Commodity Futures Contracts Purchased†
Live Cattle Futures Contracts	77	Dec 2019	$3,397,240	$146,853
Gold 100 oz. Futures Contracts	15	Dec 2019	2,219,400	57,694
Corn Futures Contracts	10	Dec 2019	193,500	8,351
Wheat Futures Contracts	10	Dec 2019	247,750	6,989
LME Zinc Futures Contracts	3	Nov 2019	180,863	6,635
LME Lead Futures Contracts	3	Nov 2019	160,406	4,266
Hard Red Winter Wheat Futures Contracts	3	Dec 2019	62,288	1,004
Cocoa Futures Contracts	2	Dec 2019	48,920	(26)
Low Sulphur Gas Oil Futures Contracts	1	Nov 2019	58,150	(702)
Gasoline RBOB Futures Contracts	1	Oct 2019	66,016	(1,200)
NY Harbor ULSD Futures Contracts	2	Oct 2019	159,701	(2,004)
Cotton #2 Futures Contracts	75	Dec 2019	2,277,000	(2,874)
WTI Crude Futures Contracts	2	Oct 2019	108,600	(3,485)
Brent Crude Futures Contracts	3	Oct 2019	178,350	(3,650)
Silver Futures Contracts	5	Dec 2019	426,875	(12,210)
Platinum Futures Contracts	5	Jan 2020	222,525	(14,809)
LME Nickel Futures Contracts	4	Nov 2019	410,640	(17,873)
Natural Gas Futures Contracts	7	Oct 2019	162,890	(20,401)
WTI Crude Futures Contracts	31	Dec 2019	1,670,280	(61,041)
Gasoline RBOB Futures Contracts	27	Nov 2019	1,738,535	(74,799)
Natural Gas Futures Contracts	43	Dec 2019	1,127,030	(105,500)
			$15,116,959	$(88,782)

Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	132	Dec 2019	$13,129,607	$85,878
Australian Government 3 Year Bond Futures Contracts	134	Dec 2019	10,464,736	31,773
Long Gilt Futures Contracts††	8	Dec 2019	1,321,808	9,560
Euro - 30 year Bond Futures Contracts	1	Dec 2019	237,222	(1,836)
U.S. Treasury 5 Year Note Futures Contracts	20	Dec 2019	2,383,125	(11,436)
U.S. Treasury 2 Year Note Futures Contracts	23	Dec 2019	4,956,500	(12,785)
Euro - Schatz Futures Contracts	46	Dec 2019	5,633,646	(13,157)
Canadian Government 10 Year Bond Futures Contracts	16	Dec 2019	1,724,006	(19,957)
U.S. Treasury Ultra Long Bond Futures Contracts	6	Dec 2019	1,152,563	(26,549)
U.S. Treasury 10 Year Note Futures Contracts	23	Dec 2019	2,997,547	(31,533)
U.S. Treasury Long Bond Futures Contracts	16	Dec 2019	2,598,500	(40,441)
Euro - OATS Futures Contracts††	32	Dec 2019	5,940,863	(49,559)
Euro - Bund Futures Contracts	32	Dec 2019	6,079,372	(56,200)
Euro - Bobl Futures Contracts	90	Dec 2019	13,310,619	(62,141)
			$71,930,114	$(198,383)

Currency Futures Contracts Sold Short†
Euro FX Futures Contracts	52	Dec 2019	$7,124,325	$103,473
Swiss Franc Futures Contracts	73	Dec 2019	9,201,650	86,249
Australian Dollar Futures Contracts	69	Dec 2019	4,667,850	70,257
British Pound Futures Contracts	46	Dec 2019	3,545,450	22,114
New Zealand Dollar Futures Contracts	8	Dec 2019	501,840	11,922
Canadian Dollar Futures Contracts	28	Dec 2019	2,115,820	7,213
Japanese Yen Futures Contracts	6	Dec 2019	697,162	2,279
			$27,854,097	$303,507

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Description	Number of Contracts	Expiration Date	National Amount	Value and Unrealized Appreciation (Depreciation)**
Futures Contracts (concluded)
Commodity Futures Contracts Sold Short†
Cotton #2 Futures Contracts	109	May 2020	$3,400,255	$90,412
Gasoline RBOB Futures Contracts	28	Dec 2019	1,780,582	81,073
Natural Gas Futures Contracts	20	Oct 2019	465,400	67,549
WTI Crude Futures Contracts	28	Oct 2019	1,520,400	59,114
Natural Gas Futures Contracts	29	Nov 2019	725,870	47,776
Cotton #2 Futures Contracts	29	Dec 2019	880,440	47,730
LME Primary Aluminum Futures Contracts	37	Nov 2019	1,592,619	45,527
Soybean Meal Futures Contracts	20	Dec 2019	601,200	31,500
Hard Red Winter Wheat Futures Contracts	26	Dec 2019	539,825	9,520
Copper Futures Contracts	11	Dec 2019	707,712	7,879
Low Sulphur Gas Oil Futures Contracts	5	Nov 2019	290,750	6,937
Soybean Futures Contracts	19	Nov 2019	859,038	4,899
Soybean Oil Futures Contracts	11	Dec 2019	191,994	(911)
LME Lead Futures Contracts	1	Nov 2019	53,469	(2,228)
Coffee 'C' Futures Contracts	5	Dec 2019	188,719	(5,669)
Live Cattle Futures Contracts	4	Dec 2019	176,480	(6,652)
Hard Red Winter Wheat Futures Contracts	16	May 2020	349,400	(6,849)
LME Zinc Futures Contracts	3	Nov 2019	180,862	(7,303)
Wheat Futures Contracts	9	Dec 2019	222,975	(9,365)
Cocoa Futures Contracts	5	Dec 2019	122,300	(11,606)
Cattle Feeder Futures Contracts	4	Nov 2019	283,300	(15,425)
Corn Futures Contracts	16	Dec 2019	309,600	(22,486)
Lean Hogs Futures Contracts	8	Dec 2019	232,000	(25,151)
Sugar #11 Futures Contracts	57	Feb 2020	809,491	(27,617)
Live Cattle Futures Contracts	87	Feb 2020	4,058,550	(66,388)
			$20,543,231	$292,266

Interest Rate Futures Contracts Sold Short†
Euro - Bund Futures Contracts	15	Dec 2019	$2,849,706	$15,806
Canadian Government 10 Year Bond Futures Contracts	16	Dec 2019	1,724,006	3,073
Euro - BTP Italian Government Bond Futures Contracts††	6	Dec 2019	953,380	597
Long Gilt Futures Contracts††	16	Dec 2019	2,643,615	(9,037)
Euro - Schatz Futures Contracts	181	Dec 2019	22,167,172	(19,400)
			$30,337,879	$(8,961)

Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	8	Dec 2019	$609,720	$19,916
Hang Seng Index Futures Contracts††	1	Oct 2019	165,765	2,834
S&P MidCap 400 Index Mini Futures Contracts	1	Dec 2019	193,820	2,649
FTSE/JSE TOP 40 Index Futures Contracts††	2	Dec 2019	65,014	599
HSCEI Index Futures Contracts††	1	Oct 2019	65,010	214
MSCI EAFE Index Mini Futures Contracts	1	Dec 2019	50,070	(2)
CBOE Volatility Index Futures Contracts	9	Jan 2020	170,190	(24)
CBOE Volatility Index Futures Contracts	11	Feb 2020	210,338	(29)
IBEX 35 Index Futures Contracts††	3	Oct 2019	301,864	(3,325)
FTSE 100 Index Futures Contracts	8	Dec 2019	725,337	(6,216)
Nikkei 225 (OSE) Index Futures Contracts	1	Dec 2019	202,105	(8,251)
Tokyo Stock Price Index Futures Contracts	7	Dec 2019	1,035,963	(35,986)
CBOE Volatility Index Futures Contracts	179	Nov 2019	3,329,400	(64,536)
			$7,124,596	$(92,157)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$24,511,231	$—	$—	$24,511,231
U.S. Treasury Bills	—	3,846,405	—	3,846,405
Repurchase Agreements	—	7,943,052	—	7,943,052
Equity Futures Contracts**	150,312	4,034	—	154,346
Currency Futures Contracts**	303,507	—	—	303,507
Commodity Futures Contracts**	731,708	—	—	731,708
Interest Rate Futures Contracts**	136,530	10,157	—	146,687
Total Assets	$25,833,288	$11,803,648	$—	$37,636,936

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$141,542	$11,245	$—	$152,787
Currency Futures Contracts**	47,635	—	—	47,635
Commodity Futures Contracts**	528,224	—	—	528,224
Interest Rate Futures Contracts**	295,435	58,596	—	354,031
Total Liabilities	$1,012,836	$69,841	$—	$1,082,677

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$9,936,736	$196,022	$(600,000)	$(4,836)	$8,552	$9,536,474	384,071	$197,250
Guggenheim Strategy Fund III	12,978,660	240,133	(1,450,000)	(11,804)	25,200	11,782,189	474,705	241,907
Guggenheim Ultra Short Duration Fund — Institutional Class	2,630,009	562,580	–	–	(21)	3,192,568	320,539	62,858
	$25,545,405	$998,735	$(2,050,000)	$(16,640)	$33,731	$24,511,231		$502,015

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 22.8%
Consumer, Non-cyclical - 6.7%
Celgene Corp.*	5,221	$518,448
WellCare Health Plans, Inc.*,1	1,987	514,970
Spark Therapeutics, Inc.*	4,444	430,979
Navigant Consulting, Inc.	14,324	400,356
Sotheby's*	4,230	241,025
Avedro, Inc.*	7,182	163,032
Cambrex Corp.*	2,681	159,520
Allergan plc	234	39,380
Pacific Biosciences of California, Inc.*	7,180	37,049
Total Consumer, Non-cyclical		2,504,759
Industrial - 3.8%
Genesee & Wyoming, Inc. — Class A*,1	3,641	402,367
Advanced Disposal Services, Inc.*,1	12,118	394,683
Milacron Holdings Corp.*,1	15,072	251,250
Wesco Aircraft Holdings, Inc.*	21,601	237,827
II-VI, Inc.*,1	3,758	132,307
Total Industrial		1,418,434
Financial - 3.3%
SunTrust Banks, Inc.	10,647	732,514
LegacyTexas Financial Group, Inc.	9,076	395,078
Genworth Financial, Inc. — Class A*	19,752	86,909
United Financial Bancorp, Inc.	983	13,398
Park Hotels & Resorts, Inc. REIT	68	1,698
Total Financial		1,229,597
Technology - 2.8%
Medidata Solutions, Inc.*,1	4,320	395,280
Mellanox Technologies Ltd.*	2,239	245,372
Cypress Semiconductor Corp.[1]	10,507	245,233
Pivotal Software, Inc. — Class A*	10,707	159,749
Total Technology		1,045,634
Communications - 1.9%
Zayo Group Holdings, Inc.*,1	16,438	557,248
Sprint Corp.*	14,224	87,762
Acacia Communications, Inc.*,1	1,216	79,526
Total Communications		724,536
Basic Materials - 1.8%
Versum Materials, Inc.	9,627	509,557
OMNOVA Solutions, Inc.*	16,241	163,547
Total Basic Materials		673,104
Consumer, Cyclical - 1.3%
Caesars Entertainment Corp.*,1	27,459	320,172
WABCO Holdings, Inc.*,1	1,217	162,774
Total Consumer, Cyclical		482,946
Energy - 0.8%
SRC Energy, Inc.*	34,697	161,688
Carrizo Oil & Gas, Inc.*	16,912	145,190
Total Energy		306,878
Utilities - 0.4%
El Paso Electric Co.	2,457	164,816
Total Common Stocks
(Cost $8,504,436)		8,550,704

MASTER LIMITED PARTNERSHIPS† - 0.9%
Energy - 0.9%
Buckeye Partners, LP	7,946	326,501
Total Master Limited Partnerships
(Cost $323,739)		326,501

MUTUAL FUNDS† - 39.1%
Guggenheim Strategy Fund II2	302,150	7,502,392
Guggenheim Strategy Fund III[2]	155,588	3,861,685
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	337,032	3,356,836
Total Mutual Funds
(Cost $14,768,136)		14,720,913

CLOSED-END FUNDS† - 9.2%
Dividend and Income Fund	8,811	105,291
RMR Real Estate Income Fund	1,855	37,823
GDL Fund	2,884	26,504
Adams Natural Resources Fund, Inc.	1,568	24,821
Boulder Growth & Income Fund, Inc.	2,102	23,542
Morgan Stanley India Investment Fund, Inc.	1,140	21,603
Japan Smaller Capitalization Fund, Inc.	2,429	21,302
BrandywineGLOBAL — Global Income Opportunities Fund, Inc.	1,757	21,260
New Ireland Fund, Inc.	2,483	21,254
Central and Eastern Europe Fund, Inc.	809	21,034
Salient Midstream & MLP Fund	2,663	20,931
General American Investors Company, Inc.	563	20,465
Aberdeen Japan Equity Fund, Inc.	2,741	19,955
Source Capital, Inc.	542	19,791
Herzfeld Caribbean Basin Fund, Inc.	3,049	19,392
Kayne Anderson Midstream/Energy Fund, Inc.	1,758	19,039
Franklin Universal Trust	2,514	18,956
Eagle Growth & Income Opportunities Fund	1,183	18,857
Nuveen Global High Income Fund	1,204	18,734
Aberdeen Asia-Pacific Income Fund, Inc.	4,432	18,570
PGIM High Yield Bond Fund, Inc.	1,235	18,463
First Trust High Income Long/Short Fund	1,209	18,328
Korea Fund, Inc.	667	18,296
Aberdeen Total Dynamic Dividend Fund	2,182	18,198
PGIM Global High Yield Fund, Inc.	1,265	18,178
Eaton Vance Limited Duration Income Fund	1,452	18,150
CBRE Clarion Global Real Estate Income Fund	2,287	18,090
Neuberger Berman MLP & Energy Income Fund, Inc.	2,489	17,921

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
CLOSED-END FUNDS† - 9.2% (continued)
Adams Diversified Equity Fund, Inc.	1,129	$17,883
Nuveen Senior Income Fund	3,086	17,806
Nuveen New Jersey Quality Municipal Income Fund	1,226	17,740
Aberdeen Global Dynamic Dividend Fund	1,836	17,717
Western Asset Inflation-Linked Opportunities & Income Fund	1,594	17,662
ClearBridge Energy Midstream Opportunity Fund, Inc.	2,030	17,661
DTF Tax-Free Income, Inc.	1,216	17,595
Neuberger Berman New York Municipal Fund, Inc.	1,405	17,577
Western Asset Emerging Markets Debt Fund, Inc.	1,263	17,543
Cushing MLP & Infrastructure Total Return Fund	1,751	17,532
Gabelli Healthcare & WellnessRx Trust	1,682	17,526
Voya Emerging Markets High Income Dividend Equity Fund	2,443	17,516
Nuveen Maryland Quality Municipal Income Fund	1,307	17,448
Nuveen Floating Rate Income Fund	1,794	17,437
Macquarie Global Infrastructure Total Return Fund, Inc.	723	17,410
Delaware Investments Minnesota Municipal Income Fund II, Inc.	1,326	17,377
Western Asset Inflation - Linked Securities & Income Fund	1,499	17,373
Templeton Emerging Markets Fund/United States	1,185	17,372
First Trust Energy Infrastructure Fund	1,052	17,369
Morgan Stanley Emerging Markets Debt Fund, Inc.	1,889	17,360
ClearBridge MLP & Midstream Total Return Fund, Inc.	1,943	17,312
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,627	17,312
Aberdeen Global Premier Properties Fund	2,783	17,310
New Germany Fund, Inc.	1,247	17,283
Delaware Enhanced Global Dividend & Income Fund	1,751	17,265
Royce Value Trust, Inc.	1,252	17,227
Royce Micro-Capital Trust, Inc.	2,141	17,214
Principal Real Estate Income Fund	836	17,197
Swiss Helvetia Fund, Inc.	2,141	17,192
European Equity Fund, Inc.	1,930	17,177
Voya Asia Pacific High Dividend Equity Income Fund	2,025	17,172
Nuveen New Jersey Municipal Value Fund	1,248	17,098
Cushing Renaissance Fund	1,285	17,052
ClearBridge MLP & Midstream Fund, Inc.	1,498	17,047
Brookfield Global Listed Infrastructure Income Fund, Inc.	1,237	16,972
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,388	16,961
Aberdeen Australia Equity Fund, Inc.	3,248	16,954
AllianceBernstein Global High Income Fund, Inc.	1,412	16,930
India Fund, Inc.	823	16,896
BlackRock Debt Strategies Fund, Inc.	1,571	16,888
BlackRock Energy and Resources Trust	1,506	16,867
Nuveen Floating Rate Income Opportunity Fund	1,766	16,848
BlackRock Corporate High Yield Fund, Inc.	1,567	16,845
Voya Infrastructure Industrials and Materials Fund	1,469	16,820
Ivy High Income Opportunities Fund	1,224	16,781
Ares Dynamic Credit Allocation Fund, Inc.	1,126	16,777
Pioneer Diversified High Income Trust	1,155	16,748
Sprott Focus Trust, Inc.	2,487	16,738
BlackRock Resources & Commodities Strategy Trust	2,235	16,718
BlackRock Enhanced Global Dividend Trust	1,602	16,709
Nuveen Real Asset Income and Growth Fund	952	16,669
Tri-Continental Corp.	611	16,650
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	1,169	16,635
Aberdeen Emerging Markets Equity Income Fund, Inc.	2,390	16,634
John Hancock Tax-Advantaged Global Shareholder Yield Fund	2,432	16,611
Nuveen Pennsylvania Quality Municipal Income Fund	1,186	16,604
Eaton Vance Floating-Rate Income Plus Fund	1,091	16,594
Nuveen North Carolina Quality Municipal Income Fund	1,227	16,577
BlackRock MuniYield Pennsylvania Quality Fund	1,162	16,512
Clough Global Opportunities Fund	1,806	16,507
BlackRock Enhanced International Dividend Trust	3,038	16,496
Nuveen Georgia Quality Municipal Income Fund	1,329	16,493
Wells Fargo Income Opportunities Fund	1,998	16,464
Templeton Dragon Fund, Inc.	917	16,424
Eaton Vance New York Municipal Income Trust	1,225	16,415
Eaton Vance New York Municipal Bond Fund	1,315	16,359

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
CLOSED-END FUNDS† - 9.2% (continued)
First Trust Dynamic Europe Equity Income Fund	1,204	$16,338
Nuveen Arizona Quality Municipal Income Fund	1,213	16,327
Western Asset High Income Fund II, Inc.	2,406	16,313
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,645	16,302
Tortoise Pipeline & Energy Fund, Inc.	1,229	16,297
Lazard Global Total Return and Income Fund, Inc.	1,042	16,286
Western Asset Intermediate Muni Fund, Inc.	1,772	16,267
BlackRock New York Municipal Income Trust II	1,135	16,242
BlackRock MuniYield Michigan Quality Fund, Inc.	1,155	16,228
Kayne Anderson MLP/Midstream Investment Co.	1,118	16,166
Nuveen Michigan Quality Municipal Income Fund	1,156	16,138
Nuveen Credit Strategies Income Fund	2,150	16,082
BlackRock MuniYield New York Quality Fund, Inc.	1,227	16,025
MFS Multimarket Income Trust	2,711	16,022
BlackRock MuniYield Quality Fund III, Inc.	1,178	15,985
Credit Suisse Asset Management Income Fund, Inc.	5,074	15,983
BlackRock Limited Duration Income Trust	1,022	15,974
Clough Global Equity Fund	1,389	15,973
BlackRock MuniHoldings California Quality Fund, Inc.	1,131	15,970
BlackRock MuniHoldings New York Quality Fund, Inc.	1,173	15,965
Madison Covered Call & Equity Strategy Fund	2,493	15,955
LMP Capital and Income Fund, Inc.	1,130	15,944
Nuveen Quality Municipal Income Fund	1,108	15,911
Federated Premier Municipal Income Fund	1,120	15,893
Bancroft Fund Ltd.	672	15,886
MFS Investment Grade Municipal Trust	1,596	15,851
First Trust New Opportunities MLP & Energy Fund	1,696	15,824
First Trust Aberdeen Emerging Opportunity Fund	1,196	15,823
BlackRock MuniHoldings Quality Fund, Inc.	1,237	15,821
Tekla Healthcare Investors	861	15,791
Nuveen New York Quality Municipal Income Fund	1,107	15,786
Clough Global Dividend and Income Fund	1,454	15,776
Nuveen AMT-Free Quality Municipal Income Fund	1,100	15,741
BlackRock Municipal Income Quality Trust	1,112	15,735
Western Asset Global High Income Fund, Inc.	1,583	15,719
Gabelli Dividend & Income Trust	728	15,659
Eaton Vance Short Duration Diversified Income Fund	1,203	15,651
Tekla Healthcare Opportunities Fund	896	15,644
BlackRock MuniYield Quality Fund II, Inc.	1,206	15,642
BlackRock New York Municipal Income Quality Trust	1,138	15,636
Nuveen Texas Quality Municipal Income Fund	1,124	15,612
Nuveen Multi-Market Income Fund	2,123	15,604
AllianceBernstein National Municipal Income Fund, Inc.	1,131	15,585
Western Asset High Income Opportunity Fund, Inc.	3,081	15,559
Neuberger Berman California Municipal Fund, Inc.	1,111	15,543
BNY Mellon High Yield Strategies Fund	5,078	15,539
Eaton Vance California Municipal Bond Fund	1,367	15,488
Nuveen All Capital Energy MLP Opportunities Fund	2,715	15,475
Western Asset High Yield Defined Opportunity Fund, Inc.	1,018	15,433
Morgan Stanley China A Share Fund, Inc.	754	15,427
Duff & Phelps Global Utility Income Fund, Inc.	970	15,413
BlackRock Enhanced Capital and Income Fund, Inc.	953	15,400
Nuveen Virginia Quality Municipal Income Fund	1,111	15,365
BlackRock MuniHoldings Investment Quality Fund	1,135	15,357
Cushing Energy Income Fund	2,495	15,353
Nuveen Ohio Quality Municipal Income Fund	971	15,322
First Trust Aberdeen Global Opportunity Income Fund	1,450	15,312
BlackRock Credit Allocation Income Trust	1,124	15,309
BlackRock Municipal 2030 Target Term Trust	647	15,308
Wells Fargo Multi-Sector Income Fund	1,239	15,302
BlackRock MuniHoldings Quality Fund II, Inc.	1,198	15,298
BlackRock Multi-Sector Income Trust	891	15,289

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
CLOSED-END FUNDS† - 9.2% (continued)
Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,652	$15,281
Western Asset Municipal Partners Fund, Inc.	997	15,274
DWS Municipal Income Trust	1,313	15,218
AllianzGI Equity & Convertible Income Fund	703	15,178
Invesco High Income Trust II	1,059	15,165
Pioneer High Income Trust	1,644	15,158
Western Asset Global Corporate Defined Opportunity Fund, Inc.	866	15,086
Neuberger Berman High Yield Strategies Fund, Inc.	1,246	15,039
Eaton Vance Municipal Income Trust	1,166	15,018
Eaton Vance Tax-Advantaged Global Dividend Income Fund	912	15,011
BlackRock Core Bond Trust	1,037	14,985
Eaton Vance Municipal Bond Fund	1,155	14,969
MFS Charter Income Trust	1,801	14,967
BlackRock Enhanced Equity Dividend Trust	1,628	14,945
Virtus Global Multi-Sector Income Fund	1,182	14,893
Mexico Equity & Income Fund, Inc.	1,413	14,862
Gabelli Global Utility & Income Trust	796	14,802
Nuveen California AMT-Free Quality Municipal Income Fund	978	14,787
Nuveen Real Estate Income Fund	1,345	14,782
Ellsworth Growth and Income Fund Ltd.	1,409	14,780
Cohen & Steers REIT and Preferred and Income Fund, Inc.	597	14,692
Liberty All-Star Equity Fund	2,294	14,682
John Hancock Investors Trust	860	14,637
Nuveen Diversified Dividend & Income Fund	1,332	14,612
Templeton Emerging Markets Income Fund	1,609	14,610
Nuveen Connecticut Quality Municipal Income Fund	1,088	14,601
Cohen & Steers Global Income Builder, Inc.	1,606	14,599
Brookfield Real Assets Income Fund, Inc.	646	14,593
Nuveen Energy MLP Total Return Fund	1,684	14,567
Eaton Vance California Municipal Income Trust	1,082	14,542
GAMCO Natural Resources Gold & Income Trust	2,537	14,486
Wells Fargo Global Dividend Opportunity Fund	2,663	14,460
Nuveen Pennsylvania Municipal Value Fund	1,024	14,377
BNY Mellon Municipal Income, Inc.	1,537	14,371
Goldman Sachs MLP Energy and Renaissance Fund	2,980	14,364
Nuveen Massachusetts Quality Municipal Income Fund	1,007	14,340
Pioneer Municipal High Income Trust	1,150	14,329
Tortoise Power and Energy Infrastructure Fund, Inc.	793	14,282
Neuberger Berman Real Estate Securities Income Fund, Inc.	2,504	14,198
Voya Global Advantage and Premium Opportunity Fund	1,371	14,176
Delaware Investments National Municipal Income Fund	1,051	14,133
DWS Strategic Municipal Income Trust	1,178	14,042
Nuveen California Quality Municipal Income Fund	936	14,031
Putnam Master Intermediate Income Trust	3,038	13,944
Putnam Municipal Opportunities Trust	1,054	13,776
Voya Global Equity Dividend and Premium Opportunity Fund	2,265	13,590
Advent Convertible and Income	863	12,583
Lazard World Dividend & Income Fund, Inc.	1,093	10,209
Total Closed-End Funds
(Cost $3,203,818)		3,464,496

	Face Amount
U.S. TREASURY BILLS†† - 12.9%
U.S. Treasury Bills
1.90% due 12/05/19[3,4]	$3,350,000	3,339,202
1.93% due 10/29/19[4,5]	1,507,000	1,504,811
Total U.S. Treasury Bills
(Cost $4,843,062)		4,844,013

REPURCHASE AGREEMENTS††,6 - 7.2%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	1,686,710	1,686,710
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	542,390	542,390
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	488,151	488,151
Total Repurchase Agreements
(Cost $2,717,251)		2,717,251
Total Investments - 92.1%
(Cost $34,360,442)		$34,623,878

	Shares
COMMON STOCKS SOLD SHORT† - (6.8)%
Consumer, Cyclical - (0.3)%
Eldorado Resorts, Inc.*	2,469	(98,439)
Communications - (0.3)%
T-Mobile US, Inc.*	1,459	(114,925)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS SOLD SHORT† - (6.8)% (continued)
Industrial - (0.6)%
Hillenbrand, Inc.	2,430	$(75,038)
II-VI, Inc.*,1	3,884	(136,756)
Total Industrial		(211,794)
Energy - (0.8)%
Callon Petroleum Co.*	34,670	(150,468)
PDC Energy, Inc.*	5,482	(152,126)
Total Energy		(302,594)
Consumer, Non-cyclical - (1.9)%
AbbVie, Inc.	203	(15,371)
Glaukos Corp.*	2,621	(163,839)
Bristol-Myers Squibb Co.	5,221	(264,757)
Centene Corp.*	6,716	(290,534)
Total Consumer, Non-cyclical		(734,501)
Financial - (2.9)%
People's United Financial, Inc.	900	(14,071)
Prosperity Bancshares, Inc.	4,792	(338,459)
BB&T Corp.	13,788	(735,866)
Total Financial		(1,088,396)
Total Common Stocks Sold Short
(Proceeds $2,537,799)		(2,550,649)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (8.7)%
Technology Select Sector SPDR Fund	60	(4,832)
SPDR S&P 500 ETF Trust	18	(5,342)
iShares Core U.S. Aggregate Bond ETF	72	(8,148)
Industrial Select Sector SPDR Fund	154	(11,955)
Invesco QQQ Trust Series 1	110	(20,769)
iShares MSCI South Korea ETF	419	(23,606)
iShares MSCI Taiwan ETF	668	(24,288)
iShares Russell 1000 Value ETF	201	(25,780)
Materials Select Sector SPDR Fund	496	(28,867)
Consumer Discretionary Select Sector SPDR Fund	241	(29,089)
VanEck Vectors Gold Miners ETF	1,206	(32,212)
iShares MSCI Mexico ETF	934	(39,900)
Consumer Staples Select Sector SPDR Fund	718	(44,099)
Health Care Select Sector SPDR Fund	492	(44,344)
iShares Russell 1000 Growth ETF	317	(50,603)
iShares MSCI Emerging Markets ETF	1,383	(56,523)
iShares China Large-Capital ETF	1,482	(58,984)
iShares MSCI Japan ETF	1,113	(63,152)
iShares MSCI EAFE ETF	1,064	(69,384)
iShares 7-10 Year Treasury Bond ETF	629	(70,744)
VanEck Vectors Russia ETF	3,128	(71,350)
iShares MSCI Australia ETF	3,339	(74,293)
iShares MSCI United Kingdom ETF	3,211	(100,922)
Financial Select Sector SPDR Fund	4,001	(112,028)
iShares Russell 2000 Index ETF	883	(133,633)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,129	(143,925)
iShares U.S. Real Estate ETF	1,774	(165,940)
iShares 20+ Year Treasury Bond ETF	1,405	(201,027)
Utilities Select Sector SPDR Fund	3,382	(218,951)
Energy Select Sector SPDR Fund	5,694	(337,085)
iShares TIPS Bond ETF	3,517	(408,992)
SPDR Bloomberg Barclays High Yield Bond ETF	5,388	(585,891)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,352,369)		(3,266,658)
Total Securities Sold Short - (15.5)%
(Proceeds $5,890,168)		$(5,817,307)
Other Assets & Liabilities, net - 23.4%		8,801,151
Total Net Assets - 100.0%		$37,607,722

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	163	Dec 2019	$3,023,650	$30,397
CBOE Volatility Index Futures Contracts	36	Mar 2020	692,280	24,299
CBOE Volatility Index Futures Contracts	19	Oct 2019	330,600	2,885
Amsterdam Index Futures Contracts	2	Oct 2019	253,118	1,089
Tokyo Stock Price Index Futures Contracts	1	Dec 2019	147,995	547
FTSE MIB Index Futures Contracts††	2	Dec 2019	240,624	387
CAC 40 10 Euro Index Futures Contracts	3	Oct 2019	185,472	46
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2019	155,355	(38)
S&P 500 Index Mini Futures Contracts	1	Dec 2019	148,887	(68)
FTSE 100 Index Futures Contracts	1	Dec 2019	90,667	(133)
Euro STOXX 50 Index Futures Contracts	6	Dec 2009	232,425	(241)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased† (continued)
OMX Stockholm 30 Index Futures Contracts	8	Oct 2019	$133,744	$(1,574)
S&P/TSX 60 IX Index Futures Contracts	3	Dec 2019	451,614	(2,221)
SPI 200 Index Futures Contracts	4	Dec 2019	451,195	(2,649)
			$6,537,626	$52,726
Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	60	Dec 2019	$5,968,003	$42,695
U.S. Treasury Ultra Long Bond Futures Contracts	1	Dec 2019	192,094	2,405
U.S. Treasury Long Bond Futures Contracts	1	Dec 2019	162,406	1,123
Euro - 30 year Bond Futures Contracts	1	Dec 2019	237,222	(634)
Euro - OATS Futures Contracts††	23	Dec 2019	4,269,996	(34,665)
			$10,829,721	$10,924
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	3	Dec 2019	$348,581	$(2,562)
British Pound Futures Contracts	13	Dec 2019	1,001,975	(6,354)
Canadian Dollar Futures Contracts	56	Dec 2019	4,231,640	(20,299)
			$5,582,196	$(29,215)
Commodity Futures Contracts Purchased†
Live Cattle Futures Contracts	57	Dec 2019	$2,514,840	$109,534
Gold 100 oz. Futures Contracts	2	Dec 2019	295,920	10,934
Hard Red Winter Wheat Futures Contracts	2	Dec 2019	41,525	494
LME Nickel Futures Contracts	1	Nov 2019	102,660	257
Brent Crude Futures Contracts	1	Oct 2019	59,450	(1,217)
Silver Futures Contracts	2	Dec 2019	170,750	(3,326)
Low Sulphur Gas Oil Futures Contracts	1	Nov 2019	58,150	(3,768)
NY Harbor ULSD Futures Contracts	1	Oct 2019	79,850	(4,656)
Cotton #2 Futures Contracts	55	Dec 2019	1,669,800	(15,327)
WTI Crude Futures Contracts	23	Dec 2019	1,239,240	(45,289)
Gasoline RBOB Futures Contracts	20	Nov 2019	1,287,804	(55,407)
Natural Gas Futures Contracts	32	Dec 2019	838,720	(79,402)
			$8,358,709	$(87,173)
Commodity Futures Contracts Sold Short†
Cotton #2 Futures Contracts	81	May 2020	$2,526,795	$91,369
Gasoline RBOB Futures Contracts	21	Dec 2019	1,335,436	60,804
Natural Gas Futures Contracts	15	Oct 2019	349,050	50,662
WTI Crude Futures Contracts	21	Oct 2019	1,140,300	44,336
Natural Gas Futures Contracts	22	Nov 2019	550,660	36,244
Soybean Meal Futures Contracts	9	Dec 2019	270,540	20,963
LME Primary Aluminum Futures Contracts	6	Nov 2019	258,263	6,507
Soybean Futures Contracts	6	Nov 2019	271,275	2,270
Copper Futures Contracts	2	Dec 2019	128,675	1,294
Sugar #11 Futures Contracts	17	Feb 2020	241,427	(386)
Soybean Oil Futures Contracts	8	Dec 2019	139,632	(420)
Cattle Feeder Futures Contracts	1	Nov 2019	70,825	(4,053)
Coffee 'C' Futures Contracts	4	Dec 2019	150,975	(4,794)
LME Zinc Futures Contracts	2	Nov 2019	120,575	(4,868)
Hard Red Winter Wheat Futures Contracts	12	May 2020	262,050	(5,150)
Wheat Futures Contracts	6	Dec 2019	148,650	(5,395)
Lean Hogs Futures Contracts	2	Dec 2019	58,000	(6,013)
Cocoa Futures Contracts	4	Dec 2019	97,840	(9,573)
Corn Futures Contracts	10	Dec 2019	193,500	(13,642)
Live Cattle Futures Contracts	65	Feb 2020	3,032,250	(49,600)
			$11,346,718	$210,555

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	54	Dec 2019	$6,806,700	$62,422
Australian Dollar Futures Contracts	19	Dec 2019	1,285,350	20,731
New Zealand Dollar Futures Contracts	6	Dec 2019	376,380	8,607
Euro FX Futures Contracts	5	Dec 2019	685,031	7,710
			$9,153,461	$99,470
Interest Rate Futures Contracts Sold Short†
Euro - Bund Futures Contracts	11	Dec 2019	$2,089,784	$9,022
Canadian Government 10 Year Bond Futures Contracts	13	Dec 2019	1,400,755	3,328
Euro - BTP Italian Government Bond Futures Contracts††	4	Dec 2019	635,587	398
Long Gilt Futures Contracts††	12	Dec 2019	1,982,711	(5,159)
			$6,108,837	$7,589
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	2	Dec 2019	$152,430	$3,724
Hang Seng Index Futures Contracts††	1	Oct 2019	165,765	2,834
CBOE Volatility Index Futures Contracts	9	Jan 2020	170,190	(24)
CBOE Volatility Index Futures Contracts	10	Feb 2020	191,217	(26)
IBEX 35 Index Futures Contracts††	1	Oct 2019	100,622	(821)
CBOE Volatility Index Futures Contracts	162	Nov 2019	3,013,200	(66,918)
			$3,793,424	$(61,231)

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	Morgan Stanley Equity Market Neutral Custom Basket	2.30%	At Maturity	08/31/23	$7,704,444	$1,109,090
Goldman Sachs International	Goldman Sachs Equity Market Neutral Custom Basket	2.28%	At Maturity	05/06/24	7,182,433	457,910
Morgan Stanley Capital Services LLC	Morgan Stanley Long/Short Equity Custom Basket	2.30%	At Maturity	08/31/23	5,751,624	235,775
Goldman Sachs International	Goldman Sachs Long/Short Equity Custom Basket	2.28%	At Maturity	05/06/24	5,751,676	155,783
					$26,390,177	$1,958,558
OTC Custom Basket Swap Agreements Sold Short ††
Goldman Sachs International	Goldman Sachs Equity Market Neutral Custom Basket	(1.50)%	At Maturity	05/06/24	$7,407,875	$(193,070)
Morgan Stanley Capital Services LLC	Morgan Stanley Long/Short Equity Custom Basket	(1.60)%	At Maturity	08/31/23	4,676,946	(147,129)
Goldman Sachs International	Goldman Sachs Long/Short Equity Custom Basket	(1.63)%	At Maturity	05/06/24	4,505,756	(90,998)
Morgan Stanley Capital Services LLC	Morgan Stanley Equity Market Neutral Custom Basket	(1.49)%	At Maturity	08/31/23	7,407,999	(31,535)
					$23,998,576	$(462,732)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
American Tower Corp. — Class A	1,535	4.40%	$110,536
Sun Communities, Inc.	2,371	4.57%	107,335
Americold Realty Trust	14,082	6.78%	105,316
Invitation Homes, Inc.	12,561	4.83%	95,770
Equity Residential	3,624	4.06%	82,964
Equity LifeStyle Properties, Inc.	2,482	4.30%	82,631
Equinix, Inc.	574	4.30%	80,745
HCP, Inc.	9,472	4.38%	75,837
Crown Castle International Corp.	2,384	4.30%	59,552
American Homes 4 Rent — Class A	10,019	3.37%	54,189
Ventas, Inc.	4,549	4.31%	53,503
Omega Healthcare Investors, Inc.	7,963	4.32%	44,423
InterXion Holding N.V.*	4,636	4.90%	37,680
Rexford Industrial Realty, Inc.	2,865	1.64%	33,030
Terreno Realty Corp.	2,480	1.64%	25,989
Extra Space Storage, Inc.	1,896	2.87%	15,064
Spirit Realty Capital, Inc.	6,582	4.09%	14,736
Hudson Pacific Properties, Inc.	4,465	1.94%	14,078
CareTrust REIT, Inc.	7,924	2.42%	13,713
Cousins Properties, Inc.	6,596	3.22%	10,662
Highwoods Properties, Inc.	4,781	2.79%	10,107
JBG SMITH Properties	3,180	1.62%	5,230
Federal Realty Investment Trust	1,218	2.15%	4,543
Safehold, Inc.	11,720	4.64%	3,674
National Retail Properties, Inc.	4,519	3.31%	2,558
Four Corners Property Trust, Inc.	2,928	1.07%	1,180
GEO Group, Inc.	9,155	2.06%	(915)
Equity Commonwealth	4,867	2.16%	(2,104)
iStar, Inc.	5,945	1.01%	(2,651)
Pebblebrook Hotel Trust	7,061	2.55%	(30,285)
Total MS Equity Market Neutral Long Custom Basket			$1,109,090

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Tanger Factory Outlet Centers, Inc.	9,937	(2.08)%	79,187
Hersha Hospitality Trust	15,378	(3.09)%	42,094
Washington Prime Group, Inc.	24,665	(1.38)%	36,335
Brandywine Realty Trust	15,995	(3.27)%	23,685
Service Properties Trust	7,383	(2.57)%	23,626
SL Green Realty Corp.	2,068	(2.28)%	19,234
Physicians Realty Trust	15,521	(3.72)%	17,484
Xenia Hotels & Resorts, Inc.	12,750	(3.63)%	10,035
Vornado Realty Trust	3,558	(3.06)%	7,929
Hyatt Hotels Corp. — Class A	3,321	(3.30)%	2,089
Public Storage	683	(2.26)%	816
Washington Real Estate Investment Trust	7,347	(2.71)%	227
American Finance Trust, Inc.	12,091	(2.28)%	(1,898)
Marriott International, Inc. — Class A	1,715	(2.88)%	(3,971)
Cushman & Wakefield plc*	8,924	(2.23)%	(4,123)
Marcus & Millichap, Inc.*	4,450	(2.13)%	(6,538)
Apollo Commercial Real Estate Finance, Inc.	13,748	(3.56)%	(7,311)
iShares U.S. Home Construction ETF	1,950	(1.14)%	(7,956)
Easterly Government Properties, Inc.	8,168	(2.35)%	(7,965)
CBRE Group, Inc. — Class A*	3,121	(2.23)%	(8,491)
Monmouth Real Estate Investment Corp.	11,447	(2.23)%	(8,976)
Healthcare Realty Trust, Inc.	6,867	(3.11)%	(9,365)
Piedmont Office Realty Trust, Inc. — Class A	14,759	(4.16)%	(13,286)
Digital Realty Trust, Inc.	2,005	(3.51)%	(18,765)
Kimco Realty Corp.	8,457	(2.38)%	(20,568)
VEREIT, Inc.	27,822	(3.67)%	(26,543)
NexPoint Residential Trust, Inc.	3,074	(1.94)%	(29,124)
iShares U.S. Real Estate ETF	6,620	(8.36)%	(37,195)
Independence Realty Trust, Inc.	10,123	(1.96)%	(37,577)
Vanguard Real Estate ETF	13,128	(16.53)%	(44,624)
Total MS Equity Market Neutral Short Custom Basket			$(31,535)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Sun Communities, Inc.	2,371	4.90%	$46,994
Omega Healthcare Investors, Inc.	7,963	4.63%	44,677
Equinix, Inc.	574	4.61%	41,675
HCP, Inc.	9,472	4.70%	38,711
Ventas, Inc.	4,549	4.63%	38,569
InterXion Holding N.V.*	4,636	5.26%	36,844
Invitation Homes, Inc.	12,561	5.18%	33,406
Equity Residential	3,624	4.35%	30,741
Equity LifeStyle Properties, Inc.	2,482	4.62%	27,351
American Tower Corp. — Class A	1,535	4.73%	18,666
Extra Space Storage, Inc.	1,896	3.08%	15,000
Spirit Realty Capital, Inc.	6,582	4.39%	14,892
CareTrust REIT, Inc.	7,924	2.59%	14,195
Rexford Industrial Realty, Inc.	2,865	1.76%	12,978
American Homes 4 Rent — Class A	10,019	3.61%	11,722
Cousins Properties, Inc.	6,596	3.45%	10,857
Terreno Realty Corp.	2,480	1.76%	9,970
Highwoods Properties, Inc.	4,781	2.99%	9,920
Crown Castle International Corp.	2,384	4.61%	8,316
Federal Realty Investment Trust	1,218	2.31%	4,637
National Retail Properties, Inc.	4,519	3.55%	2,445
Safehold, Inc.	11,720	4.98%	1,977
Four Corners Property Trust, Inc.	2,928	1.15%	1,347
GEO Group, Inc.	9,155	2.21%	(966)
Equity Commonwealth	4,867	2.32%	(2,065)
JBG SMITH Properties	3,180	1.74%	(2,576)
iStar, Inc.	5,945	1.08%	(2,663)
Hudson Pacific Properties, Inc.	4,465	2.08%	(3,648)
Pebblebrook Hotel Trust	7,061	2.73%	(6,062)
Total GS Equity Market Neutral Long Custom Basket			$457,910

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Hersha Hospitality Trust	15,378	(3.09)%	26,211
SL Green Realty Corp.	2,068	(2.28)%	12,739
Vornado Realty Trust	3,558	(3.05)%	10,799
Tanger Factory Outlet Centers, Inc.	9,937	(2.08)%	7,680
Brandywine Realty Trust	15,995	(3.27)%	3,165
Physicians Realty Trust	15,521	(3.72)%	2,462
Hyatt Hotels Corp. — Class A	3,321	(3.30)%	2,108
Washington Prime Group, Inc.	24,665	(1.38)%	916
Public Storage	683	(2.26)%	802
Xenia Hotels & Resorts, Inc.	12,750	(3.64)%	514
Washington Real Estate Investment Trust	7,347	(2.71)%	404
American Finance Trust, Inc.	12,091	(2.28)%	(1,707)
Marriott International, Inc. — Class A	1,714	(2.88)%	(3,932)
Piedmont Office Realty Trust, Inc. — Class A	14,759	(4.16)%	(4,823)
Cushman & Wakefield plc*	8,924	(2.23)%	(5,440)
Marcus & Millichap, Inc.*	4,450	(2.13)%	(6,404)
Apollo Commercial Real Estate Finance, Inc.	13,748	(3.56)%	(7,344)
Easterly Government Properties, Inc.	8,168	(2.35)%	(7,773)
iShares U.S. Home Construction ETF	1,950	(1.14)%	(8,038)
Healthcare Realty Trust, Inc.	6,867	(3.11)%	(8,054)
CBRE Group, Inc. — Class A*	3,121	(2.23)%	(8,548)
Service Properties Trust	7,383	(2.57)%	(8,712)
Monmouth Real Estate Investment Corp.	11,447	(2.23)%	(9,002)
Digital Realty Trust, Inc.	2,005	(3.51)%	(17,073)
VEREIT, Inc.	27,822	(3.67)%	(19,093)
NexPoint Residential Trust, Inc.	3,074	(1.94)%	(20,042)
Kimco Realty Corp.	8,457	(2.38)%	(21,341)
Independence Realty Trust, Inc.	10,123	(1.96)%	(28,243)
iShares U.S. Real Estate ETF	6,620	(8.36)%	(29,135)
Vanguard Real Estate ETF	13,128	(16.53)%	(46,166)
Total GS Equity Market Neutral Short Custom Basket			$(193,070)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Pilgrim's Pride Corp.*	1,668	0.94%	$22,609
Zimmer Biomet Holdings, Inc.	419	1.01%	14,890
FirstEnergy Corp.	1,304	1.09%	13,815
Tyson Foods, Inc. — Class A	535	0.80%	13,260
ONEOK, Inc.	1,089	1.40%	12,959
Kimberly-Clark Corp.	346	0.85%	12,690
Medical Properties Trust, Inc.	3,588	1.22%	11,824
Portland General Electric Co.	1,173	1.15%	11,695
Pinnacle West Capital Corp.	696	1.17%	11,442
United Parcel Service, Inc. — Class B	530	1.10%	11,357
World Fuel Services Corp.	1,023	0.71%	10,987
Saia, Inc.*	364	0.59%	10,934
Apartment Investment & Management Co. — Class A	1,498	1.36%	10,447
AT&T, Inc.	1,264	0.83%	10,416
Baxter International, Inc.	453	0.69%	10,136
Merck & Company, Inc.	770	1.13%	9,769
CVS Health Corp.	902	0.99%	9,019
Kinder Morgan, Inc.	3,463	1.24%	7,744
Verizon Communications, Inc.	1,158	1.22%	7,051
Omnicom Group, Inc.	781	1.06%	7,013
McKesson Corp.	584	1.39%	6,859
Marathon Petroleum Corp.	854	0.90%	6,675
Kansas City Southern	193	0.45%	6,469
HCP, Inc.	1,678	1.04%	6,239
Sysco Corp.	504	0.70%	6,198
Phillips 66	600	1.07%	5,877
Equity Commonwealth	2,302	1.37%	5,626
AES Corp.	1,890	0.54%	5,443
Medtronic plc	309	0.58%	5,396
Deluxe Corp.	622	0.53%	5,296
Cummins, Inc.	258	0.73%	5,237
US Foods Holding Corp.*	536	0.38%	5,051
AMERCO	101	0.68%	5,015
Post Holdings, Inc.*	323	0.59%	4,720
TEGNA, Inc.	1,174	0.32%	4,706
Knight-Swift Transportation Holdings, Inc.	1,003	0.63%	4,666
Hartford Financial Services Group, Inc.	545	0.57%	4,646
Ameren Corp.	807	1.12%	4,614
Marten Transport Ltd.	1,174	0.42%	4,603
Delta Air Lines, Inc.	929	0.93%	4,399
Exelon Corp.	866	0.73%	4,275
Hologic, Inc.*	749	0.66%	4,222
Delek US Holdings, Inc.	1,247	0.79%	4,211
Old Dominion Freight Line, Inc.	173	0.51%	4,194
Bio-Rad Laboratories, Inc. — Class A*	63	0.36%	4,007
Toll Brothers, Inc.	729	0.52%	3,868
Colgate-Palmolive Co.	538	0.69%	3,742
CSX Corp.	606	0.73%	3,634
J.B. Hunt Transport Services, Inc.	244	0.47%	3,565
Norfolk Southern Corp.	178	0.56%	3,435
Hill-Rom Holdings, Inc.	378	0.69%	3,344
Skyworks Solutions, Inc.	244	0.34%	3,227
Forward Air Corp.	431	0.48%	3,216
Southern Co.	427	0.46%	3,141
Landstar System, Inc.	423	0.83%	3,090
Southwest Airlines Co.	901	0.85%	3,068
Heartland Express, Inc.	1,492	0.56%	2,937
HollyFrontier Corp.	1,107	1.03%	2,919
Agilent Technologies, Inc.	321	0.43%	2,797
Facebook, Inc. — Class A*	76	0.24%	2,788
General Mills, Inc.	624	0.60%	2,761
Kellogg Co.	337	0.38%	2,735
PepsiCo, Inc.	375	0.89%	2,701
Campbell Soup Co.	467	0.38%	2,674
Diodes, Inc.*	411	0.29%	2,586
Allison Transmission Holdings, Inc.	1,018	0.83%	2,585
JPMorgan Chase & Co.	155	0.32%	2,515
Becton Dickinson and Co.	182	0.80%	2,471
Alphabet, Inc. — Class C*	13	0.28%	2,280
Amgen, Inc.	369	1.24%	2,187
JM Smucker Co.	243	0.46%	2,042
Echo Global Logistics, Inc.*	1,185	0.47%	2,030
Avista Corp.	700	0.59%	1,908
Werner Enterprises, Inc.	1,063	0.65%	1,896
Alaska Air Group, Inc.	450	0.51%	1,836
Oracle Corp.	263	0.25%	1,823
News Corp. — Class A	1,493	0.36%	1,707
Northern Trust Corp.	260	0.42%	1,653
Eli Lilly & Co.	311	0.60%	1,633
Molson Coors Brewing Co. — Class B	1,323	1.32%	1,623
OGE Energy Corp.	648	0.51%	1,600
Hormel Foods Corp.	681	0.52%	1,598
Parker-Hannifin Corp.	92	0.29%	1,463
Lamb Weston Holdings, Inc.	322	0.41%	1,441
Brinker International, Inc.	569	0.42%	1,318
Integer Holdings Corp.*	322	0.42%	1,140
Oshkosh Corp.	188	0.25%	1,042
Schneider National, Inc. — Class B	1,727	0.65%	1,020
Public Service Enterprise Group, Inc.	391	0.42%	968
Avnet, Inc.	354	0.27%	914
PACCAR, Inc.	221	0.27%	904
Chevron Corp.	613	1.26%	854
Biogen, Inc.*	115	0.47%	840
Philip Morris International, Inc.	495	0.65%	796
United Airlines Holdings, Inc.*	499	0.77%	783
PPL Corp.	1,882	1.03%	619
ManpowerGroup, Inc.	283	0.41%	584
JetBlue Airways Corp.*	2,548	0.74%	426
AmerisourceBergen Corp. — Class A	414	0.59%	246
Caterpillar, Inc.	113	0.25%	188
State Street Corp.	271	0.28%	92

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Bank of New York Mellon Corp.	340	0.27%	$28
Central Garden & Pet Co. — Class A*	664	0.32%	11
Waters Corp.*	113	0.44%	(132)
Textron, Inc.	313	0.27%	(168)
Jazz Pharmaceuticals plc*	205	0.46%	(169)
Thermo Fisher Scientific, Inc.	118	0.60%	(186)
Scholastic Corp.	987	0.65%	(333)
Citigroup, Inc.	212	0.25%	(372)
STERIS plc	160	0.40%	(446)
John Wiley & Sons, Inc. — Class A	798	0.61%	(456)
Cardinal Health, Inc.	688	0.56%	(477)
Principal Financial Group, Inc.	298	0.30%	(576)
Cheniere Energy, Inc.*	241	0.26%	(759)
Comerica, Inc.	220	0.25%	(907)
Targa Resources Corp.	649	0.45%	(964)
ATN International, Inc.	390	0.40%	(1,096)
Host Hotels & Resorts, Inc.	1,586	0.48%	(1,102)
Darling Ingredients, Inc.*	1,931	0.64%	(1,114)
Westlake Chemical Corp.	224	0.26%	(1,246)
Regeneron Pharmaceuticals, Inc.*	72	0.35%	(1,310)
General Motors Co.	575	0.37%	(1,410)
Union Pacific Corp.	126	0.35%	(1,420)
TrueBlue, Inc.*	907	0.33%	(1,508)
Kroger Co.	1,441	0.65%	(1,583)
Discovery, Inc. — Class A*	1,456	0.67%	(1,788)
Johnson & Johnson	216	0.49%	(1,790)
Cogent Communications Holdings, Inc.	630	0.60%	(2,038)
Gilead Sciences, Inc.	985	1.09%	(2,572)
B&G Foods, Inc.	793	0.26%	(2,593)
Summit Hotel Properties, Inc.	2,071	0.42%	(2,716)
BorgWarner, Inc.	772	0.49%	(2,973)
Kennametal, Inc.	841	0.45%	(3,060)
Cal-Maine Foods, Inc.	1,235	0.86%	(3,108)
Walgreens Boots Alliance, Inc.	371	0.36%	(3,648)
Vishay Intertechnology, Inc.	966	0.28%	(3,999)
Kraft Heinz Co.	537	0.26%	(4,209)
Domtar Corp.	561	0.35%	(4,299)
PBF Energy, Inc. — Class A	644	0.30%	(4,818)
Alexion Pharmaceuticals, Inc.*	177	0.30%	(4,945)
Herbalife Nutrition Ltd.*	651	0.43%	(5,456)
Valero Energy Corp.	681	1.01%	(5,721)
Williams Companies, Inc.	1,958	0.82%	(6,181)
Lear Corp.	182	0.37%	(6,247)
Innoviva, Inc.*	1,543	0.28%	(6,777)
H&R Block, Inc.	1,631	0.67%	(7,170)
Exxon Mobil Corp.	1,021	1.25%	(7,481)
AMC Networks, Inc. — Class A*	903	0.77%	(7,887)
Ingredion, Inc.	807	1.15%	(8,150)
Pfizer, Inc.	1,461	0.91%	(8,167)
Shenandoah Telecommunications Co.	1,266	0.70%	(8,628)
Lions Gate Entertainment Corp. — Class A*	2,121	0.34%	(10,103)
National Fuel Gas Co.	1,196	0.98%	(10,298)
Meredith Corp.	536	0.34%	(10,994)
Renewable Energy Group, Inc.*	1,449	0.38%	(11,097)
Archer-Daniels-Midland Co.	1,903	1.36%	(14,077)
FedEx Corp.	386	0.98%	(15,628)
Unit Corp.*	3,800	0.22%	(17,866)
Total MS Long/Short Equity Long Custom Basket			$235,775

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
National Oilwell Varco, Inc.	1,458	(0.66)%	35,680
Core Laboratories N.V.	565	(0.56)%	20,907
PTC, Inc.*	564	(0.82)%	11,933
Fortive Corp.	814	(1.19)%	10,685
Allegheny Technologies, Inc.*	1,631	(0.71)%	9,339
Diamondback Energy, Inc.	435	(0.84)%	8,037
Southern Copper Corp.	757	(0.55)%	7,199
Autodesk, Inc.*	264	(0.83)%	6,675
Workday, Inc. — Class A*	150	(0.55)%	6,277
Old National Bancorp	2,507	(0.92)%	5,656
Palo Alto Networks, Inc.*	171	(0.75)%	5,602
FireEye, Inc.*	1,845	(0.53)%	5,252
Balchem Corp.	402	(0.85)%	4,743
People's United Financial, Inc.	1,636	(0.55)%	4,704
Schlumberger Ltd.	1,008	(0.74)%	4,418
WR Grace & Co.	711	(1.01)%	4,054
ServiceNow, Inc.*	114	(0.62)%	3,833
Valley National Bancorp	3,138	(0.73)%	3,703
Guardant Health, Inc.*	166	(0.23)%	3,538
Compass Minerals International, Inc.	512	(0.62)%	3,103
International Flavors & Fragrances, Inc.	208	(0.55)%	3,000
Glacier Bancorp, Inc.	574	(0.50)%	2,989
Amazon.com, Inc.*	11	(0.41)%	2,493
Roper Technologies, Inc.	135	(1.03)%	2,326
Wingstop, Inc.	346	(0.65)%	2,274
Rollins, Inc.	656	(0.48)%	2,262
Sensient Technologies Corp.	260	(0.38)%	2,194
CNO Financial Group, Inc.	1,056	(0.36)%	2,156
Hudson Pacific Properties, Inc.	2,042	(1.46)%	2,082
EPAM Systems, Inc.*	134	(0.52)%	1,694
Fair Isaac Corp.*	97	(0.63)%	1,483
Okta, Inc.*	60	(0.13)%	1,462
CVB Financial Corp.	1,101	(0.49)%	1,435
Appian Corp.*	182	(0.18)%	1,424
Alarm.com Holdings, Inc.*	98	(0.10)%	1,416
Everbridge, Inc.*	53	(0.07)%	1,343
First Republic Bank	362	(0.75)%	1,270
MongoDB, Inc.*	32	(0.08)%	1,187
Planet Fitness, Inc. — Class A*	67	(0.08)%	1,170

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Kaiser Aluminum Corp.	213	(0.45)%	$1,006
Ares Management Corp. — Class A	777	(0.45)%	1,003
Twilio, Inc. — Class A*	35	(0.08)%	948
Trade Desk, Inc. — Class A*	22	(0.09)%	856
Chegg, Inc.*	117	(0.07)%	802
Zendesk, Inc.*	56	(0.09)%	783
salesforce.com, Inc.*	70	(0.22)%	707
MSCI, Inc. — Class A	32	(0.15)%	694
Qualys, Inc.*	58	(0.09)%	685
WesBanco, Inc.	417	(0.33)%	678
HEICO Corp.	56	(0.15)%	652
PayPal Holdings, Inc.*	64	(0.14)%	609
PROS Holdings, Inc.*	77	(0.10)%	554
HubSpot, Inc.*	29	(0.09)%	548
Mastercard, Inc. — Class A	55	(0.32)%	546
Blackline, Inc.*	104	(0.11)%	530
MercadoLibre, Inc.*	8	(0.09)%	498
VeriSign, Inc.*	24	(0.10)%	465
South Jersey Industries, Inc.	1,427	(1.00)%	385
Avalara, Inc.*	109	(0.16)%	374
BankUnited, Inc.	506	(0.36)%	373
Adobe, Inc.*	25	(0.15)%	345
IDEXX Laboratories, Inc.*	18	(0.10)%	313
Coupa Software, Inc.*	62	(0.17)%	286
Intuit, Inc.	19	(0.11)%	271
Appfolio, Inc. — Class A*	48	(0.10)%	245
Universal Display Corp.	25	(0.09)%	236
Charter Communications, Inc. — Class A*	50	(0.44)%	223
Paycom Software, Inc.*	22	(0.10)%	205
Alteryx, Inc. — Class A*	53	(0.12)%	175
Accenture plc — Class A	54	(0.22)%	133
Veeva Systems, Inc. — Class A*	30	(0.10)%	122
Casella Waste Systems, Inc. — Class A*	341	(0.31)%	75
Livent Corp.*	1	0.00%	5
Atlassian Corporation plc — Class A*	38	(0.10)%	2
Steven Madden Ltd.	1	0.00%	1
California Water Service Group	274	(0.31)%	(1)
Intuitive Surgical, Inc.*	10	(0.12)%	(81)
Aspen Technology, Inc.*	38	(0.10)%	(113)
Copart, Inc.*	166	(0.29)%	(130)
Exponent, Inc.	366	(0.55)%	(186)
Verisk Analytics, Inc. — Class A	132	(0.45)%	(222)
ANSYS, Inc.*	25	(0.12)%	(241)
Q2 Holdings, Inc.*	63	(0.11)%	(261)
Paylocity Holding Corp.*	49	(0.10)%	(278)
Monolithic Power Systems, Inc.	53	(0.18)%	(305)
American Campus Communities, Inc.	358	(0.37)%	(306)
Boeing Co.	43	(0.35)%	(335)
S&P Global, Inc.	77	(0.40)%	(367)
Signature Bank	142	(0.36)%	(373)
Toro Co.	436	(0.68)%	(378)
Synopsys, Inc.*	271	(0.80)%	(409)
Advanced Micro Devices, Inc.*	232	(0.14)%	(415)
Elastic N.V.*	53	(0.09)%	(417)
Wyndham Hotels & Resorts, Inc.	388	(0.43)%	(437)
CME Group, Inc. — Class A	81	(0.37)%	(519)
Five9, Inc.*	106	(0.12)%	(590)
Columbia Financial, Inc.*	1,048	(0.35)%	(663)
Federal Realty Investment Trust	160	(0.47)%	(668)
DocuSign, Inc.*	97	(0.13)%	(716)
Avery Dennison Corp.	191	(0.46)%	(761)
Healthcare Realty Trust, Inc.	519	(0.37)%	(761)
CoStar Group, Inc.*	21	(0.27)%	(774)
BOK Financial Corp.	502	(0.85)%	(922)
RPM International, Inc.	592	(0.87)%	(1,121)
Tyler Technologies, Inc.*	41	(0.23)%	(1,184)
McDonald's Corp.	100	(0.46)%	(1,240)
Cintas Corp.	30	(0.17)%	(1,252)
NIKE, Inc. — Class B	117	(0.23)%	(1,269)
Pebblebrook Hotel Trust	1,100	(0.65)%	(1,274)
PPG Industries, Inc.	131	(0.33)%	(1,335)
New York Community Bancorp, Inc.	1,861	(0.50)%	(1,369)
Linde plc	239	(0.99)%	(1,463)
WEC Energy Group, Inc.	254	(0.52)%	(1,500)
Guidewire Software, Inc.*	514	(1.16)%	(1,600)
Digital Realty Trust, Inc.	134	(0.37)%	(1,651)
AMETEK, Inc.	570	(1.12)%	(1,663)
Pegasystems, Inc.	666	(0.97)%	(1,664)
American States Water Co.	277	(0.53)%	(1,750)
Washington Federal, Inc.	610	(0.48)%	(1,763)
Liberty Property Trust	1,003	(1.10)%	(1,833)
Intercontinental Exchange, Inc.	168	(0.33)%	(1,859)
Douglas Emmett, Inc.	520	(0.48)%	(1,922)
CubeSmart	754	(0.56)%	(1,968)
Capitol Federal Financial, Inc.	3,642	(1.07)%	(2,033)
Assurant, Inc.	146	(0.39)%	(2,104)
Fastenal Co.	1,085	(0.76)%	(2,109)
Bright Horizons Family Solutions, Inc.*	183	(0.60)%	(2,179)
Atmos Energy Corp.	142	(0.35)%	(2,211)
American Water Works Company, Inc.	267	(0.71)%	(2,328)
Materion Corp.	626	(0.82)%	(2,415)
WP Carey, Inc.	320	(0.61)%	(2,569)
First Financial Bankshares, Inc.	1,205	(0.86)%	(2,657)
Proofpoint, Inc.*	241	(0.66)%	(2,935)
Extra Space Storage, Inc.	211	(0.53)%	(3,047)
NewMarket Corp.	48	(0.48)%	(3,169)
STORE Capital Corp.	992	(0.79)%	(3,243)
American Tower Corp. — Class A	157	(0.74)%	(3,268)
Equity Residential	394	(0.73)%	(3,703)
AptarGroup, Inc.	275	(0.70)%	(3,776)
Woodward, Inc.	294	(0.68)%	(3,866)
American Homes 4 Rent — Class A	1,196	(0.66)%	(3,937)
Pool Corp.	82	(0.35)%	(4,051)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized (Depreciation)
Axis Capital Holdings Ltd.	428	(0.61)%	$(4,099)
Camden Property Trust	389	(0.92)%	(4,193)
Alexandria Real Estate Equities, Inc.	200	(0.66)%	(4,418)
Air Products & Chemicals, Inc.	85	(0.40)%	(4,470)
First Industrial Realty Trust, Inc.	783	(0.66)%	(4,644)
MarketAxess Holdings, Inc.	64	(0.45)%	(4,874)
Essex Property Trust, Inc.	64	(0.45)%	(5,000)
Agree Realty Corp.	827	(1.29)%	(5,623)
Vulcan Materials Co.	208	(0.67)%	(5,664)
Crown Castle International Corp.	476	(1.41)%	(6,094)
NextEra Energy, Inc.	164	(0.82)%	(6,282)
UDR, Inc.	897	(0.93)%	(6,546)
Welltower, Inc.	708	(1.37)%	(6,626)
Dominion Energy, Inc.	1,684	(2.92)%	(7,183)
Invitation Homes, Inc.	1,169	(0.74)%	(7,260)
Everest Re Group Ltd.	151	(0.86)%	(7,556)
Realty Income Corp.	894	(1.47)%	(7,784)
Scotts Miracle-Gro Co. — Class A	328	(0.71)%	(7,926)
Ball Corp.	601	(0.94)%	(7,959)
RLI Corp.	592	(1.18)%	(8,265)
IHS Markit Ltd.*	1,067	(1.53)%	(8,485)
Martin Marietta Materials, Inc.	148	(0.87)%	(8,902)
EastGroup Properties, Inc.	466	(1.25)%	(9,131)
SBA Communications Corp.	264	(1.36)%	(9,225)
Sherwin-Williams Co.	99	(1.16)%	(10,825)
Equity LifeStyle Properties, Inc.	298	(0.85)%	(10,847)
Equinix, Inc.	81	(1.00)%	(11,038)
TransUnion	767	(1.33)%	(11,463)
Americold Realty Trust	1,494	(1.18)%	(11,544)
TransDigm Group, Inc.	155	(1.73)%	(11,595)
Sun Communities, Inc.	533	(1.69)%	(11,625)
Terreno Realty Corp.	1,156	(1.26)%	(13,373)
Rexford Industrial Realty, Inc.	1,689	(1.59)%	(16,032)
Total MS Long/Short Equity Short Custom Basket			$(147,129)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS LONG/SHORT EQUITY LONG CUSTOM BASKET
HollyFrontier Corp.	1,107	1.04%	$14,523
Saia, Inc.*	364	0.60%	12,400
Phillips 66	600	1.07%	10,614
Marathon Petroleum Corp.	854	0.90%	10,290
United Parcel Service, Inc. — Class B	530	1.10%	10,236
ONEOK, Inc.	1,089	1.40%	8,679
Pilgrim's Pride Corp.*	1,668	0.93%	8,365
CVS Health Corp.	902	0.99%	8,208
AT&T, Inc.	1,264	0.83%	7,243
FirstEnergy Corp.	1,304	1.09%	7,082
Zimmer Biomet Holdings, Inc.	419	1.00%	7,035
Amgen, Inc.	369	1.24%	6,970
World Fuel Services Corp.	1,024	0.71%	6,932
HCP, Inc.	1,678	1.04%	6,880
Schneider National, Inc. — Class B	1,727	0.65%	6,494
Werner Enterprises, Inc.	1,063	0.65%	6,187
Valero Energy Corp.	681	1.01%	5,702
J.B. Hunt Transport Services, Inc.	244	0.47%	5,549
Medical Properties Trust, Inc.	3,588	1.22%	5,526
Knight-Swift Transportation Holdings, Inc.	1,003	0.63%	5,256
Deluxe Corp.	622	0.53%	5,082
Scholastic Corp.	987	0.65%	4,669
Old Dominion Freight Line, Inc.	173	0.51%	4,566
Baxter International, Inc.	453	0.69%	4,448
Molson Coors Brewing Co. — Class B	1,323	1.32%	4,159
Landstar System, Inc.	423	0.83%	4,151
Heartland Express, Inc.	1,492	0.56%	4,148
Verizon Communications, Inc.	1,158	1.22%	4,087
Ameren Corp.	807	1.12%	4,044
Medtronic plc	309	0.58%	3,418
Marten Transport Ltd.	1,174	0.42%	3,369
Sysco Corp.	504	0.70%	3,348
Toll Brothers, Inc.	729	0.52%	3,290
Allison Transmission Holdings, Inc.	1,018	0.83%	3,156
News Corp. — Class A	1,493	0.36%	3,134
Southwest Airlines Co.	901	0.85%	3,090
Southern Co.	427	0.46%	2,942
Becton Dickinson and Co.	182	0.80%	2,901
United Airlines Holdings, Inc.*	499	0.77%	2,814
Echo Global Logistics, Inc.*	1,185	0.47%	2,674
Kansas City Southern	193	0.45%	2,667
Portland General Electric Co.	1,173	1.15%	2,639
Kimberly-Clark Corp.	346	0.85%	2,574
Diodes, Inc.*	411	0.29%	2,569
Kellogg Co.	337	0.38%	2,531
Delta Air Lines, Inc.	929	0.93%	2,527
Hartford Financial Services Group, Inc.	545	0.57%	2,515
Campbell Soup Co.	467	0.38%	2,477
US Foods Holding Corp.*	536	0.38%	2,324
Bio-Rad Laboratories, Inc. — Class A*	63	0.36%	2,306
Forward Air Corp.	431	0.48%	2,241
Tyson Foods, Inc. — Class A	535	0.80%	2,133
Agilent Technologies, Inc.	321	0.43%	2,113
McKesson Corp.	584	1.39%	2,103
Hologic, Inc.*	749	0.66%	2,045
Cardinal Health, Inc.	688	0.56%	2,005
Alaska Air Group, Inc.	450	0.51%	1,868
Alphabet, Inc. — Class C*	13	0.28%	1,824
Waters Corp.*	113	0.44%	1,702
Central Garden & Pet Co. — Class A*	664	0.32%	1,690
Archer-Daniels-Midland Co.	1,903	1.36%	1,684
PPL Corp.	1,882	1.03%	1,656
General Mills, Inc.	624	0.60%	1,655
Kroger Co.	1,441	0.65%	1,614
OGE Energy Corp.	648	0.51%	1,607
Brinker International, Inc.	569	0.42%	1,569
Hormel Foods Corp.	681	0.52%	1,527
Equity Commonwealth	2,302	1.37%	1,519
Apartment Investment & Management Co. — Class A	1,498	1.36%	1,513
Renewable Energy Group, Inc.*	1,449	0.38%	1,471
PepsiCo, Inc.	375	0.89%	1,463
Avista Corp.	700	0.59%	1,446
Eli Lilly & Co.	311	0.60%	1,319
Lamb Weston Holdings, Inc.	322	0.41%	1,312
Skyworks Solutions, Inc.	244	0.34%	1,288
Parker-Hannifin Corp.	92	0.29%	1,245
Ingredion, Inc.	807	1.15%	1,139
Targa Resources Corp.	649	0.45%	1,097
Vishay Intertechnology, Inc.	966	0.28%	1,043
JPMorgan Chase & Co.	155	0.32%	1,033
Northern Trust Corp.	260	0.42%	989
Merck & Company, Inc.	770	1.13%	924
Delek US Holdings, Inc.	1,247	0.79%	780
Walgreens Boots Alliance, Inc.	371	0.36%	773
TEGNA, Inc.	1,173	0.32%	716
Westlake Chemical Corp.	224	0.26%	668
PBF Energy, Inc. — Class A	644	0.30%	638
Public Service Enterprise Group, Inc.	391	0.42%	614
Hill-Rom Holdings, Inc.	378	0.69%	571
Pinnacle West Capital Corp.	696	1.17%	473
Biogen, Inc.*	115	0.47%	430
Oracle Corp.	263	0.25%	287
Colgate-Palmolive Co.	538	0.69%	96
Textron, Inc.	313	0.27%	94
Post Holdings, Inc.*	323	0.59%	65
PACCAR, Inc.	221	0.27%	49
Facebook, Inc. — Class A*	76	0.24%	(2)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
State Street Corp.	271	0.28%	$(20)
Avnet, Inc.	354	0.27%	(30)
AES Corp.	1,890	0.54%	(76)
Jazz Pharmaceuticals plc*	205	0.46%	(84)
Bank of New York Mellon Corp.	340	0.27%	(98)
Caterpillar, Inc.	113	0.25%	(110)
Summit Hotel Properties, Inc.	2,071	0.42%	(124)
AMERCO	101	0.68%	(127)
Thermo Fisher Scientific, Inc.	118	0.60%	(152)
TrueBlue, Inc.*	907	0.33%	(299)
Cummins, Inc.	258	0.73%	(441)
Oshkosh Corp.	188	0.25%	(449)
STERIS plc	160	0.40%	(486)
Citigroup, Inc.	212	0.25%	(493)
Kinder Morgan, Inc.	3,463	1.24%	(589)
Darling Ingredients, Inc.*	1,931	0.64%	(599)
Integer Holdings Corp.*	322	0.42%	(676)
Omnicom Group, Inc.	781	1.06%	(711)
Cheniere Energy, Inc.*	241	0.26%	(745)
Exelon Corp.	866	0.73%	(779)
AmerisourceBergen Corp. — Class A	414	0.59%	(840)
Principal Financial Group, Inc.	298	0.30%	(853)
Comerica, Inc.	220	0.25%	(866)
John Wiley & Sons, Inc. — Class A	798	0.61%	(1,075)
Cal-Maine Foods, Inc.	1,235	0.86%	(1,136)
Philip Morris International, Inc.	495	0.65%	(1,196)
Kraft Heinz Co.	537	0.26%	(1,238)
General Motors Co.	575	0.37%	(1,261)
Regeneron Pharmaceuticals, Inc.*	72	0.35%	(1,519)
ATN International, Inc.	390	0.40%	(1,541)
Host Hotels & Resorts, Inc.	1,586	0.48%	(1,558)
Chevron Corp.	613	1.26%	(1,575)
Union Pacific Corp.	126	0.35%	(1,673)
Kennametal, Inc.	841	0.45%	(2,088)
Johnson & Johnson	216	0.49%	(2,246)
ManpowerGroup, Inc.	283	0.41%	(2,339)
Domtar Corp.	561	0.35%	(2,563)
Gilead Sciences, Inc.	985	1.09%	(2,679)
JM Smucker Co.	243	0.46%	(2,853)
BorgWarner, Inc.	772	0.49%	(3,018)
Herbalife Nutrition Ltd.*	651	0.43%	(3,088)
B&G Foods, Inc.	793	0.26%	(3,220)
Cogent Communications Holdings, Inc.	630	0.60%	(3,251)
Lear Corp.	182	0.37%	(3,318)
Discovery, Inc. — Class A*	1,456	0.67%	(3,407)
Norfolk Southern Corp.	178	0.56%	(3,437)
Alexion Pharmaceuticals, Inc.*	177	0.30%	(3,466)
Exxon Mobil Corp.	1,021	1.25%	(4,319)
CSX Corp.	606	0.73%	(4,501)
AMC Networks, Inc. — Class A*	903	0.77%	(4,905)
Innoviva, Inc.*	1,543	0.28%	(5,203)
Lions Gate Entertainment Corp. — Class A*	2,124	0.34%	(5,215)
FedEx Corp.	386	0.98%	(5,354)
JetBlue Airways Corp.*	2,548	0.74%	(5,962)
Williams Companies, Inc.	1,958	0.82%	(6,990)
National Fuel Gas Co.	1,196	0.98%	(7,212)
Meredith Corp.	536	0.34%	(7,718)
H&R Block, Inc.	1,631	0.67%	(7,846)
Shenandoah Telecommunications Co.	1,266	0.70%	(7,965)
Pfizer, Inc.	1,461	0.91%	(9,847)
Unit Corp.*	3,800	0.22%	(11,667)
Total GS Long/Short Equity Long Custom Basket			$155,783

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
PTC, Inc.*	564	(0.85)%	11,374
Fortive Corp.	814	(1.24)%	8,729
Workday, Inc. — Class A*	150	(0.57)%	7,052
Allegheny Technologies, Inc.*	1,631	(0.73)%	6,251
International Flavors & Fragrances, Inc.	208	(0.57)%	6,128
WR Grace & Co.	711	(1.05)%	5,532
Diamondback Energy, Inc.	435	(0.87)%	4,901
ServiceNow, Inc.*	114	(0.64)%	4,500
Autodesk, Inc.*	264	(0.87)%	4,255
FireEye, Inc.*	1,845	(0.55)%	2,700
Roper Technologies, Inc.	135	(1.07)%	2,605
Schlumberger Ltd.	1,008	(0.76)%	2,540
Guardant Health, Inc.*	166	(0.24)%	2,410
Materion Corp.	626	(0.85)%	2,384
Wingstop, Inc.	346	(0.67)%	2,353
Southern Copper Corp.	757	(0.57)%	2,332
Rollins, Inc.	655	(0.50)%	2,273
Core Laboratories N.V.	565	(0.58)%	2,265
Fair Isaac Corp.*	97	(0.65)%	2,242
Linde plc	239	(1.03)%	2,144
Okta, Inc.*	60	(0.13)%	2,048
Everbridge, Inc.*	53	(0.07)%	1,966
Woodward, Inc.	294	(0.70)%	1,831
Pegasystems, Inc.	666	(1.01)%	1,738
Hudson Pacific Properties, Inc.	2,042	(1.52)%	1,711
Wyndham Hotels & Resorts, Inc.	388	(0.45)%	1,703
EPAM Systems, Inc.*	134	(0.54)%	1,626
Chegg, Inc.*	117	(0.08)%	1,622
MongoDB, Inc.*	32	(0.09)%	1,414
Avalara, Inc.*	110	(0.16)%	1,304
Amazon.com, Inc.*	11	(0.42)%	1,301
Twilio, Inc. — Class A*	35	(0.09)%	1,297
Sensient Technologies Corp.	260	(0.40)%	1,273
Coupa Software, Inc.*	62	(0.18)%	1,155
Appian Corp.*	182	(0.19)%	1,151
AptarGroup, Inc.	275	(0.72)%	1,136
Trade Desk, Inc. — Class A*	22	(0.09)%	1,115
Ares Management Corp. — Class A	777	(0.46)%	1,112

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Zendesk, Inc.*	56	(0.09)%	$1,040
Universal Display Corp.	25	(0.09)%	994
People's United Financial, Inc.	1,636	(0.57)%	957
Elastic N.V.*	53	(0.10)%	910
HubSpot, Inc.*	29	(0.10)%	882
Planet Fitness, Inc. — Class A*	67	(0.09)%	853
Alteryx, Inc. — Class A*	54	(0.13)%	823
Advanced Micro Devices, Inc.*	232	(0.15)%	793
HEICO Corp.	56	(0.16)%	777
Alarm.com Holdings, Inc.*	98	(0.10)%	706
PayPal Holdings, Inc.*	64	(0.15)%	705
MercadoLibre, Inc.*	8	(0.10)%	693
VeriSign, Inc.*	24	(0.10)%	649
Paycom Software, Inc.*	22	(0.10)%	597
MarketAxess Holdings, Inc.	64	(0.47)%	567
Veeva Systems, Inc. — Class A*	30	(0.10)%	560
CVB Financial Corp.	1,101	(0.51)%	551
Qualys, Inc.*	58	(0.10)%	514
Aspen Technology, Inc.*	38	(0.10)%	442
Paylocity Holding Corp.*	49	(0.11)%	406
Atlassian Corporation plc — Class A*	38	(0.11)%	399
MSCI, Inc. — Class A	32	(0.15)%	395
CNO Financial Group, Inc.	1,056	(0.37)%	348
First Republic Bank	362	(0.78)%	287
Charter Communications, Inc. — Class A*	50	(0.46)%	260
IDEXX Laboratories, Inc.*	18	(0.11)%	255
Appfolio, Inc. — Class A*	48	(0.10)%	222
PROS Holdings, Inc.*	77	(0.10)%	199
Accenture plc — Class A	54	(0.23)%	161
Signature Bank	142	(0.38)%	156
National Oilwell Varco, Inc.	1,458	(0.69)%	134
salesforce.com, Inc.*	70	(0.23)%	99
Blackline, Inc.*	104	(0.11)%	96
Casella Waste Systems, Inc. — Class A*	341	(0.32)%	95
Q2 Holdings, Inc.*	63	(0.11)%	85
Compass Minerals International, Inc.	512	(0.64)%	77
California Water Service Group	274	(0.32)%	31
Capitol Federal Financial, Inc.	3,642	(1.11)%	–
Adobe, Inc.*	25	(0.15)%	(7)
Visa, Inc. — Class A	58	(0.22)%	(55)
BankUnited, Inc.	506	(0.38)%	(61)
Copart, Inc.*	166	(0.30)%	(132)
Exponent, Inc.	366	(0.57)%	(138)
Boeing Co.	43	(0.36)%	(151)
Intuit, Inc.	19	(0.11)%	(153)
Glacier Bancorp, Inc.	574	(0.52)%	(167)
Verisk Analytics, Inc. — Class A	132	(0.46)%	(206)
Mastercard, Inc. — Class A	55	(0.33)%	(211)
PPG Industries, Inc.	131	(0.34)%	(217)
Air Products & Chemicals, Inc.	85	(0.42)%	(239)
Avery Dennison Corp.	191	(0.48)%	(244)
Intuitive Surgical, Inc.*	10	(0.12)%	(246)
Synopsys, Inc.*	271	(0.83)%	(300)
S&P Global, Inc.	77	(0.42)%	(315)
Toro Co.	436	(0.71)%	(327)
American Campus Communities, Inc.	358	(0.38)%	(405)
Five9, Inc.*	106	(0.13)%	(489)
Palo Alto Networks, Inc.*	171	(0.77)%	(520)
ANSYS, Inc.*	25	(0.12)%	(574)
Alexandria Real Estate Equities, Inc.	200	(0.68)%	(602)
Healthcare Realty Trust, Inc.	519	(0.39)%	(612)
CubeSmart	754	(0.58)%	(626)
CoStar Group, Inc.*	21	(0.28)%	(702)
WesBanco, Inc.	417	(0.35)%	(726)
Bright Horizons Family Solutions, Inc.*	183	(0.62)%	(774)
Columbia Financial, Inc.*	1,048	(0.37)%	(901)
Federal Realty Investment Trust	160	(0.48)%	(950)
McDonald's Corp.	100	(0.48)%	(952)
Pebblebrook Hotel Trust	1,100	(0.68)%	(970)
Douglas Emmett, Inc.	520	(0.49)%	(1,014)
Balchem Corp.	402	(0.88)%	(1,021)
Cintas Corp.	30	(0.18)%	(1,075)
CME Group, Inc. — Class A	81	(0.38)%	(1,103)
Tyler Technologies, Inc.*	41	(0.24)%	(1,150)
DocuSign, Inc.*	97	(0.13)%	(1,180)
Intercontinental Exchange, Inc.	168	(0.34)%	(1,231)
NIKE, Inc. — Class B	117	(0.24)%	(1,247)
BOK Financial Corp.	502	(0.88)%	(1,274)
Liberty Property Trust	1,205	(1.37)%	(1,275)
Monolithic Power Systems, Inc.	53	(0.18)%	(1,296)
Pool Corp.	82	(0.37)%	(1,301)
Valley National Bancorp	3,138	(0.76)%	(1,381)
American Homes 4 Rent — Class A	1,196	(0.69)%	(1,399)
Kaiser Aluminum Corp.	213	(0.47)%	(1,443)
WEC Energy Group, Inc.	255	(0.54)%	(1,465)
AMETEK, Inc.	570	(1.16)%	(1,474)
WP Carey, Inc.	320	(0.64)%	(1,475)
South Jersey Industries, Inc.	1,427	(1.04)%	(1,513)
Digital Realty Trust, Inc.	134	(0.39)%	(1,526)
Crown Castle International Corp.	476	(1.47)%	(1,536)
Old National Bancorp	2,507	(0.96)%	(1,542)
Atmos Energy Corp.	142	(0.36)%	(1,600)
Extra Space Storage, Inc.	211	(0.55)%	(1,627)
American States Water Co.	278	(0.55)%	(1,685)
Essex Property Trust, Inc.	64	(0.46)%	(1,768)
American Water Works Company, Inc.	267	(0.74)%	(1,814)
American Tower Corp. — Class A	157	(0.77)%	(1,909)
Assurant, Inc.	146	(0.41)%	(2,050)
UDR, Inc.	897	(0.97)%	(2,222)
Camden Property Trust	389	(0.96)%	(2,225)
Fastenal Co.	1,085	(0.79)%	(2,237)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized (Depreciation)
First Industrial Realty Trust, Inc.	783	(0.69)%	$(2,443)
Washington Federal, Inc.	610	(0.50)%	(2,471)
Everest Re Group Ltd.	151	(0.89)%	(2,573)
Axis Capital Holdings Ltd.	428	(0.63)%	(2,828)
Scotts Miracle-Gro Co. — Class A	328	(0.74)%	(2,890)
STORE Capital Corp.	992	(0.82)%	(3,006)
RLI Corp.	592	(1.22)%	(3,043)
Invitation Homes, Inc.	1,169	(0.77)%	(3,120)
Vulcan Materials Co.	208	(0.70)%	(3,146)
NewMarket Corp.	48	(0.50)%	(3,218)
Equity LifeStyle Properties, Inc.	298	(0.88)%	(3,317)
Equity Residential	394	(0.75)%	(3,404)
Ball Corp.	601	(0.97)%	(3,556)
Realty Income Corp.	894	(1.52)%	(3,978)
New York Community Bancorp, Inc.	1,861	(0.52)%	(4,038)
Guidewire Software, Inc.*	514	(1.20)%	(4,053)
First Financial Bankshares, Inc.	1,205	(0.89)%	(4,579)
Terreno Realty Corp.	1,156	(1.31)%	(4,647)
RPM International, Inc.	592	(0.90)%	(4,716)
SBA Communications Corp.	264	(1.41)%	(4,720)
Proofpoint, Inc.*	241	(0.69)%	(4,762)
EastGroup Properties, Inc.	466	(1.29)%	(4,912)
NextEra Energy, Inc.	164	(0.85)%	(5,087)
Agree Realty Corp.	827	(1.34)%	(5,549)
Welltower, Inc.	708	(1.42)%	(5,649)
Equinix, Inc.	81	(1.04)%	(5,877)
Martin Marietta Materials, Inc.	148	(0.90)%	(6,442)
Rexford Industrial Realty, Inc.	1,689	(1.65)%	(7,651)
IHS Markit Ltd.*	1,067	(1.58)%	(7,725)
TransDigm Group, Inc.	155	(1.79)%	(8,296)
Sherwin-Williams Co.	99	(1.21)%	(8,431)
TransUnion	767	(1.38)%	(8,468)
Sun Communities, Inc.	533	(1.76)%	(10,564)
Total GS Long/Short Equity Short Custom Basket			$(90,998)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2019.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as custom basket swap collateral at September 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[6]	Repurchase Agreements — See Note 4.

GS — Goldman Sachs International
LP — Limited Partnership
MLP — Master Limited Partnership
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,550,704	$—	$—	$8,550,704
Master Limited Partnerships	326,501	—	—	326,501
Mutual Funds	14,720,913	—	—	14,720,913
Closed-End Funds	3,464,496	—	—	3,464,496
U.S. Treasury Bills	—	4,844,013	—	4,844,013
Repurchase Agreements	—	2,717,251	—	2,717,251
Equity Futures Contracts**	62,987	3,221	—	66,208
Interest Rate Futures Contracts**	58,573	398	—	58,971
Currency Futures Contracts**	99,470	‒	‒	99,470
Commodity Futures Contracts**	435,668	‒	‒	435,668
Custom Basket Swap Agreements**	—	1,958,558	—	1,958,558
Total Assets	$27,719,312	$9,523,441	$—	$37,242,753

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,550,649	$—	$—	$2,550,649
Exchange-Traded Funds	3,266,658	—	—	3,266,658
Equity Futures Contracts**	73,892	821	—	74,713
Interest Rate Futures Contracts**	634	39,824	—	40,458
Currency Futures Contracts**	29,215	—	—	29,215
Commodity Futures Contracts**	312,286	‒	‒	312,286
Custom Basket Swap Agreements**	—	462,732	—	462,732
Total Liabilities	$6,233,334	$503,377	$—	$6,736,711

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,927,786	$1,722,431	$(5,150,000)	$(27,101)	$29,276	$7,502,392	302,150	$223,784
Guggenheim Strategy Fund III	3,779,292	77,758	–	–	4,635	3,861,685	155,588	78,274
Guggenheim Ultra Short Duration Fund — Institutional Class	49,993	3,806,843	(500,000)	(135)	135	3,356,836	337,032	6,849
	$14,757,071	$5,607,032	$(5,650,000)	$(27,236)	$34,046	$14,720,913		$308,907

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (collectively, the "Funds"). The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

This report covers the following Funds:

Fund Name	Investment Company Type
Multi-Hedge Strategies Fund	Non-diversified
Commodities Strategy Fund	Non-diversified
Managed Futures Strategy Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations ("NASDAQ') National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. lf there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

Open-end investment companies are valued at their net asset value per share as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements and credit default swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 - Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument ot obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Consolidated Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or basket) or a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing custom basket swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

In conjuction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S. Treasury Note
2.35%			1.75%
Due 10/01/19	$194,737,402	$194,750,114	06/30/22	$196,919,400	$198,632,205

Bank of America Merrill Lynch			U.S. TIP Note
2.28%			1.25%
Due 10/01/19	62,621,053	62,625,019	07/15/20	63,404,852	63,873,490

Barclays Capital			U.S. Treasury Bond
2.00%			3.38%
Due 10/01/19	56,358,948	56,362,079	05/15/44	45,816,100	57,486,205

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Funds intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

At September 30, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Commodities Strategy Fund	$6,229,551	$-	$(145,493)	$(145,493)
Managed Futures Strategy Fund	36,581,294	1,336,163	(1,363,198)	(27,035)
Multi-Hedge Strategies Fund	28,732,476	3,203,940	(1,430,374)	1,773,566

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.